Significant accounting judgements, estimates and assumptions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of assumptions used In sensitivity analysis for CGU's
The calculation of value in use made by the Company for the abovementioned CGU’s is more sensitive to the following assumptions:

	Successor December 31, 2020		Successor December 31, 2019	Successor December 31, 2018	Predecessor April 3, 2018
	Argentina	Mexico	Argentina	Argentina	Argentina
Discount rates (post-tax)	12.5%	6.3%	12.6%	11.9%	11.25%
Crude oil, NGL and natural gas prices
Crude oil-Brent (US/bbl)
2018	—	—	—	—	64.5
2019	—	—	—	70.0	65.0
2020	—	—	60.0	71.3	66.0
2021	48.0	48.0	60.4	69.6	65.9
2022	53.5	53.5	60.0	69.6	65.9
2023	52.0	52.0	63.0	69.6	65.9
2024	52.9	52.9	63.0	69.6	65.9
2025 - Onwards	51.9	51.9	63.0	69.6	65.9
Natural gas-Local prices (US/MMBTU)
2018	—	—	—	—	4.60
2019	—	—	—	4.60	4.50
2020	—	—	3.5
2021	2.3	2.3	3.5
2022 - Onwards	3.5	2.0	3.5	4.60	4.50
NGL-Local prices (US/Tn.)
Onwards	350	—	300	430	439

Schedule of sensitivity analysis for CGU's with respect to change in assumptions

	Sucessor As of December 31, 2020		Sucessor As of December 31, 2019	Sucessor As of December 31, 2018
	Argentina	México	Argentina	Argentina
Discount rate	+/- 100 basis points		+/- 100 basis points	+/- 100 basis points
Carrying amount (1)	- / -	(1,146) /-	- / -	- / -
Expected crude oil, natural gas and NGL prices	+/- 10%		+/- 10%	+/- 10%
Carrying amount (1)	- /(20,889)	- /(3,063)	- / -	- /(9,707)